Annual Total Returns - BlackRock Core Bond Portfolio (Class K Shares) [BarChart] - Class K - BlackRock Core Bond Portfolio - Class K Shares	Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	5.42%
Annual Return 2012	7.60%
Annual Return 2013	(1.26%)
Annual Return 2014	6.74%
Annual Return 2015	0.51%
Annual Return 2016	2.76%
Annual Return 2017	3.20%
Annual Return 2018	(0.43%)
Annual Return 2019	9.84%
Annual Return 2020	8.33%